Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the provision for income taxes
Income tax expense at statutory rate	$ (141,053)	$ 50,575
Permanent differences	5,198	23,173
Changes in enacted tax rates		(21,132)
Expiry of non-capital loss	229,428
Change in valuation allowance	(93,573)	(52,616)
Provision for income taxes